Organization - Schedule of Principal Subsidiaries of Company (Detail)	12 Months Ended
Dec. 31, 2019
Cheerbright International Holdings, Limited [Member]
Organization [Line Items]
Date of incorporation or acquisition	Jun. 13, 2006
Place of incorporation	British Virgin Islands
Percentage of direct ownership by the Company	100.00%
Autohome E-commerce Inc. [Member]
Organization [Line Items]
Date of incorporation or acquisition	Feb. 06, 2015
Place of incorporation	Cayman Islands
Percentage of direct ownership by the Company	100.00%
Autohome Link Inc. [Member]
Organization [Line Items]
Date of incorporation or acquisition	Jan. 29, 2015
Place of incorporation	Cayman Islands
Percentage of direct ownership by the Company	100.00%
Autohome Financing Limited [Member]
Organization [Line Items]
Date of incorporation or acquisition	Mar. 23, 2015
Place of incorporation	Cayman Islands
Percentage of direct ownership by the Company	100.00%
Autohome (Hong Kong) Limited [Member]
Organization [Line Items]
Date of incorporation or acquisition	Mar. 16, 2012
Place of incorporation	Hong Kong
Percentage of direct ownership by the Company	100.00%
Autohome Media Limited [Member]
Organization [Line Items]
Date of incorporation or acquisition	Oct. 18, 2013
Place of incorporation	Hong Kong
Percentage of direct ownership by the Company	100.00%
Autohome E- Commerce Hong Kong Limited [Member]
Organization [Line Items]
Date of incorporation or acquisition	Feb. 18, 2015
Place of incorporation	Hong Kong
Percentage of direct ownership by the Company	100.00%
Autohome Link Hong Kong Limited [Member]
Organization [Line Items]
Date of incorporation or acquisition	Feb. 16, 2015
Place of incorporation	Hong Kong
Percentage of direct ownership by the Company	100.00%
Autohome Financing Hong Kong Limited [Member]
Organization [Line Items]
Date of incorporation or acquisition	Apr. 15, 2015
Place of incorporation	Hong Kong
Percentage of direct ownership by the Company	100.00%
Fetchauto Limited UK [Member]
Organization [Line Items]
Date of incorporation or acquisition	Oct. 08, 2019
Place of incorporation	United Kingdom
Percentage of direct ownership by the Company	100.00%
Fetchauto Limited Ireland [Member]
Organization [Line Items]
Date of incorporation or acquisition	Oct. 18, 2019
Place of incorporation	Ireland
Percentage of direct ownership by the Company	100.00%
FetchAuto GmbH [Member]
Organization [Line Items]
Date of incorporation or acquisition	Dec. 23, 2019
Place of incorporation	Germany
Percentage of direct ownership by the Company	100.00%
Beijing Cheerbright Technologies Co., Ltd. [Member]
Organization [Line Items]
Date of incorporation or acquisition	Sep. 01, 2006
Place of incorporation	PRC
Percentage of direct ownership by the Company	100.00%
Autohome Shanghai Advertising Co., Ltd. [Member]
Organization [Line Items]
Date of incorporation or acquisition	Sep. 29, 2013
Place of incorporation	PRC
Percentage of direct ownership by the Company	100.00%
Beijing Prbrownies Software Co., Ltd. (formerly known as Beijing Autohome Software Co., Ltd.) [Member]
Organization [Line Items]
Date of incorporation or acquisition	Nov. 12, 2013
Place of incorporation	PRC
Percentage of direct ownership by the Company	100.00%
Beijing Autohome Technologies Co., Ltd. [Member]
Organization [Line Items]
Date of incorporation or acquisition	Nov. 12, 2013
Place of incorporation	PRC
Percentage of direct ownership by the Company	100.00%
Beijing Autohome Advertising Co., Ltd. [Member]
Organization [Line Items]
Date of incorporation or acquisition	Nov. 13, 2013
Place of incorporation	PRC
Percentage of direct ownership by the Company	100.00%
Guangzhou Autohome Advertising Co., Ltd. [Member]
Organization [Line Items]
Date of incorporation or acquisition	Nov. 25, 2013
Place of incorporation	PRC
Percentage of direct ownership by the Company	100.00%
Autohome (Tianjin) Automobile Sales Co., Ltd. [Member]
Organization [Line Items]
Date of incorporation or acquisition	Oct. 20, 2014
Place of incorporation	PRC
Percentage of direct ownership by the Company	100.00%
Beijing Chezhiying Technology Co., Ltd. ("Chezhiying WFOE") [Member]
Organization [Line Items]
Date of incorporation or acquisition	May 26, 2015
Place of incorporation	PRC
Percentage of direct ownership by the Company	100.00%
Beijing Chezhiying Software Co., Ltd. [Member]
Organization [Line Items]
Date of incorporation or acquisition	Dec. 09, 2015
Place of incorporation	PRC
Percentage of direct ownership by the Company	100.00%
Beijing Kemoshijie Technology Co., Ltd. [Member]
Organization [Line Items]
Date of incorporation or acquisition	Sep. 11, 2015
Place of incorporation	PRC
Percentage of direct ownership by the Company	100.00%
Beijing Haochezhijia E-commerce Co., Ltd. [Member]
Organization [Line Items]
Date of incorporation or acquisition	Apr. 25, 2016
Place of incorporation	PRC
Percentage of direct ownership by the Company	75.00%
Huai'an Prbrownies Software Co., Ltd. [Member]
Organization [Line Items]
Date of incorporation or acquisition	Sep. 13, 2016
Place of incorporation	PRC
Percentage of direct ownership by the Company	100.00%
Chengdu Prbrownies Software Co., Ltd. [Member]
Organization [Line Items]
Date of incorporation or acquisition	Sep. 30, 2016
Place of incorporation	PRC
Percentage of direct ownership by the Company	100.00%
Guangzhou Chezhihuitong Advertising Co Ltd [Member]
Organization [Line Items]
Date of incorporation or acquisition	Aug. 20, 2018
Place of incorporation	PRC
Percentage of direct ownership by the Company	100.00%
Hainan Chezhi Yitong Information Technology Company Limited [Member]
Organization [Line Items]
Date of incorporation or acquisition	Aug. 20, 2018
Place of incorporation	PRC
Percentage of direct ownership by the Company	100.00%
Tianjin Autohome Data Information Technology Company Limited [Member]
Organization [Line Items]
Date of incorporation or acquisition	Oct. 15, 2018
Place of incorporation	PRC
Percentage of direct ownership by the Company	100.00%
Autohome Zhejiang Advertising Co Ltd [Member]
Organization [Line Items]
Date of incorporation or acquisition	Dec. 19, 2018
Place of incorporation	PRC
Percentage of direct ownership by the Company	100.00%